STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.2%
Automobiles & Components - .7%
Aptiv PLC	5,665	[a]	604,286
BorgWarner Inc.	9,390		399,169
Gentex Corp.	101,699		2,939,101
Harley-Davidson Inc.	117,742		5,549,180
Lear Corp.	12,619		1,820,165
Lucid Group Inc.	7,000	[a,b]	70,980
Mobileye Global Inc., Cl. A	5,144	[a,b]	146,655
QuantumScape Corp.	10,705	[a,b]	80,180
Rivian Automotive Inc., Cl. A	13,010	[a]	416,840
Thor Industries Inc.	7,630		657,248
			12,683,804
Banks - 3.2%
Citizens Financial Group Inc.	9,400		398,372
Comerica Inc.	6,365		456,625
Cullen/Frost Bankers Inc.	5,863		850,545
East West Bancorp Inc.	99,695		6,999,586
F.N.B. Corp.	43,090		607,569
Fifth Third Bancorp	191,804		6,973,993
First Hawaiian Inc.	11,775		312,626
First Republic Bank	23,454		2,992,965
Huntington Bancshares Inc.	766,230		11,861,240
KeyCorp	373,123		7,018,444
M&T Bank Corp.	3,655		621,423
MGIC Investment Corp.	44,405		609,681
Popular Inc.	89,840		6,560,117
Regions Financial Corp.	126,240		2,930,030
Signature Bank	30,314		4,228,803
SVB Financial Group	5,767	[a]	1,336,675
Synovus Financial Corp.	29,000		1,221,770
Truist Financial Corp.	18,308		856,997
Umpqua Holdings Corp.	13,920		282,158
Webster Financial Corp.	30,302		1,646,611
Wintrust Financial Corp.	8,355		763,898
Zions Bancorp NA	31,720		1,643,730
			61,173,858
Capital Goods - 10.1%
Advanced Drainage Systems Inc.	118,490		11,524,337
AECOM	17,410		1,479,850
Air Lease Corp.	10,870		419,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Capital Goods - 10.1% (continued)
Allegion PLC	41,001		4,659,764
AMETEK Inc.	96,781		13,783,550
Axon Enterprise Inc.	65,187	[a]	11,996,364
BWX Technologies Inc.	48,553		2,956,392
Carrier Global Corp.	32,640		1,446,605
ChargePoint Holdings Inc.	3,500	[a,b]	43,470
CNH Industrial NV	456,023	[a]	7,314,609
Cummins Inc.	6,041		1,517,258
Curtiss-Wright Corp.	20,937		3,698,521
Donaldson Co.	19,915		1,213,222
Dover Corp.	52,462		7,446,981
Eaton Corp. PLC	36,104		5,901,199
Fastenal Co.	19,190		988,477
Ferguson PLC	20,680		2,424,316
Flowserve Corp.	6,215		194,902
Fortune Brands Home & Security Inc.	43,093		2,815,697
Generac Holdings Inc.	21,813	[a]	2,301,708
Graco Inc.	40,767		2,852,467
HEICO Corp., Cl. A	55,647	[a]	7,054,927
Hexcel Corp.	59,538		3,569,303
Howmet Aerospace Inc.	136,276		5,133,517
IDEX Corp.	55,118		13,089,974
Ingersoll Rand Inc.	26,105		1,408,887
ITT Inc.	20,006		1,690,907
L3Harris Technologies Inc.	9,233		2,096,630
Lincoln Electric Holdings Inc.	8,865		1,310,956
Masco Corp.	93,852		4,765,805
MasTec Inc.	2,525	[a,b]	229,346
Maxar Technologies Inc.	46,543		1,126,341
MDU Resources Group Inc.	9,740		306,713
Mercury Systems Inc.	70,541	[a]	3,584,894
Nordson Corp.	7,916	[a]	1,872,055
nVent Electric PLC	57,718		2,309,297
Otis Worldwide Corp.	37,241		2,908,150
Owens Corning	9,915		880,849
PACCAR Inc.	20,305		2,150,503
Parker-Hannifin Corp.	27,865		8,329,963
Plug Power Inc.	26,175	[a,b]	417,753
Quanta Services Inc.	57,407		8,604,161
Resideo Technologies Inc.	79,607	[a]	1,289,633
Rockwell Automation Inc.	9,013		2,381,415
Snap-on Inc.	3,450		830,070
Spirit AeroSystems Holdings Inc., Cl. A	8,740		229,075
Stanley Black & Decker Inc.	7,366		601,950

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Capital Goods - 10.1% (continued)
Sunrun Inc.	19,080	[a]	621,626
Textron Inc.	85,155		6,078,364
The Timken Company	15,805		1,200,864
Trane Technologies PLC	18,780		3,350,728
TransDigm Group Inc.	5,656	[a]	3,554,796
United Rentals Inc.	8,056	[a]	2,844,010
Vertiv Holdings Co.	1,870		25,900
W.W. Grainger Inc.	3,658		2,205,993
Watsco Inc.	21,642		5,821,265
Westinghouse Air Brake Technologies Corp.	18,855		1,906,052
Xylem Inc.	19,707		2,214,081
			194,976,241
Commercial & Professional Services - 4.9%
ASGN Inc.	23,045	[a]	2,087,877
Cintas Corp.	9,682		4,470,954
Clarivate PLC	603,995	[a]	5,913,111
Copart Inc.	238,737	[a]	15,890,335
CoStar Group Inc.	210,438	[a]	17,053,896
Equifax Inc.	33,039		6,520,907
Jacobs Solutions Inc.	10,954		1,386,119
Leidos Holdings Inc.	17,972		1,964,879
ManpowerGroup Inc.	2,885		252,495
Rentokil Initial PLC, ADR	198,689	[a]	6,566,671
Republic Services Inc.	23,666		3,296,437
Ritchie Bros Auctioneers Inc.	105,928		5,810,151
Robert Half International Inc.	15,313		1,206,358
Science Applications International Corp.	19,506		2,147,806
TransUnion	25,711		1,621,850
Verisk Analytics Inc.	52,682		9,678,210
Waste Connections Inc.	58,946		8,517,697
			94,385,753
Consumer Durables & Apparel - 3.6%
Capri Holdings Ltd.	21,955	[a]	1,259,119
D.R. Horton Inc.	12,075		1,038,450
Deckers Outdoor Corp.	145	[a]	57,838
Garmin Ltd.	42,342		3,937,383
Hanesbrands Inc.	12,875	[b]	86,520
Hasbro Inc.	128,146		8,050,132
Leggett & Platt Inc.	4,490		159,889
Lululemon Athletica Inc.	54,454	[a]	20,709,401
Mohawk Industries Inc.	14,610	[a]	1,480,431
Newell Brands Inc.	196,929		2,554,169
NVR Inc.	749	[a]	3,474,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Consumer Durables & Apparel - 3.6% (continued)
Peloton Interactive Inc., Cl. A	345,198	[a,b]	3,928,353
Polaris Inc.	37,453		4,271,889
PulteGroup Inc.	29,770		1,333,101
PVH Corp.	4,395		295,256
Skechers USA Inc., CI. A	87,228	[a]	3,678,405
Tapestry Inc.	140,739		5,315,712
Tempur Sealy International Inc.	95,455	[b]	3,032,605
Toll Brothers Inc.	25,915		1,241,588
Topgolf Callaway Brands Corp.	47,020	[a,b]	985,069
Whirlpool Corp.	23,306		3,415,028
			70,304,956
Consumer Services - 3.6%
Aramark	247,520		10,296,832
Caesars Entertainment Inc.	17,020	[a]	864,786
Carnival Corp.	49,715	[a]	493,670
Chipotle Mexican Grill Inc.	1,995	[a]	3,245,785
Darden Restaurants Inc.	25,324		3,722,375
Domino's Pizza Inc.	5,778		2,246,082
DraftKings Inc., Cl. A	24,835	[a,b]	380,472
Expedia Group Inc.	147,466	[a]	15,755,267
Frontdoor Inc.	65,598	[a]	1,533,025
H&R Block Inc.	3,915	[b]	171,125
Hilton Worldwide Holdings Inc.	19,703		2,810,042
Hyatt Hotels Corp., Cl. A	4,390	[a]	440,405
International Game Technology PLC	63,307		1,553,554
Las Vegas Sands Corp.	64,659	[a]	3,028,628
Marriott International Inc., Cl. A	19,834		3,279,552
Marriott Vacations Worldwide Corp.	82		12,216
Membership Collective Group Inc., Cl. A	110,232	[a,b]	496,044
MGM Resorts International	44,540		1,641,744
Norwegian Cruise Line Holdings Ltd.	44,670	[a,b]	734,375
Penn Entertainment Inc.	360	[a]	12,668
Planet Fitness Inc., Cl. A	129,723	[a]	10,165,094
Royal Caribbean Cruises Ltd.	17,496	[a,b]	1,048,535
Service Corp. International	20,830		1,488,303
The Wendy's Company	16,590		374,270
Travel + Leisure Co.	7,350		285,695
Wyndham Hotels & Resorts Inc.	50,351		3,691,735
Wynn Resorts Ltd.	1,100	[a,b]	92,026
Yum! Brands Inc.	1,074		138,181
			70,002,486
Diversified Financials - 4.6%
Ally Financial Inc.	47,155		1,273,657
Ameriprise Financial Inc.	39,503		13,113,021

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Diversified Financials - 4.6% (continued)
Apollo Global Management Inc.	7,265		504,118
Ares Management Corp., Cl. A	108,769		8,526,402
Blue Owl Capital Inc.	20,165		227,865
Capital One Financial Corp.	33,324		3,440,370
Coinbase Global Inc., Cl. A	9,300	[a,b]	425,289
Credit Acceptance Corp.	771	[a,b]	365,423
Discover Financial Services	49,065		5,316,683
Equitable Holdings Inc.	41,880		1,329,271
Evercore Inc., Cl. A	9,198		1,059,426
Franklin Resources Inc.	13,315	[b]	356,975
Intercontinental Exchange Inc.	63,149		6,839,668
Invesco Ltd.	43,145		824,501
Janus Henderson Group PLC	7,975		201,688
Jefferies Financial Group Inc.	5,100		193,749
KKR & Co.	20,240		1,050,861
LPL Financial Holdings Inc.	42,307		10,014,490
MSCI Inc.	3,382		1,717,481
Nasdaq Inc.	49,192		3,367,684
Northern Trust Corp.	14,970		1,393,857
Raymond James Financial Inc.	73,370		8,576,953
Robinhood Markets Inc., Cl. A	52,600	[a,b]	504,434
SLM Corp.	139,270		2,431,654
SoFi Technologies Inc.	59,160	[a,b]	285,743
Starwood Property Trust Inc.	61,805	[b,c]	1,323,245
State Street Corp.	28,568		2,276,013
T. Rowe Price Group Inc.	17,895	[b]	2,235,264
Tradeweb Markets Inc., Cl. A	39,679		2,438,671
Upstart Holdings Inc.	5,010	[a,b]	97,946
Voya Financial Inc.	112,888	[b]	7,448,350
			89,160,752
Energy - 4.3%
Antero Resources Corp.	7,740	[a]	282,897
Baker Hughes Co.	63,210		1,834,354
Cheniere Energy Inc.	18,074		3,169,457
Coterra Energy Inc.	48,375		1,350,146
Devon Energy Corp.	107,059		7,335,683
Diamondback Energy Inc.	37,419		5,538,760
DT Midstream Inc.	10,030		605,110
EQT Corp.	444,235		18,840,006
Halliburton Co.	143,451		5,435,358
Hess Corp.	23,355		3,361,018
HF Sinclair Corp.	4,910		306,089
Marathon Oil Corp.	79,820		2,444,887
Marathon Petroleum Corp.	28,350		3,453,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Energy - 4.3% (continued)
New Fortress Energy Inc.	2,712	[b]	138,041
NOV Inc.	49,220		1,105,481
ONEOK Inc.	22,535		1,508,042
Phillips 66	17,760		1,925,894
Pioneer Natural Resources Co.	38,377		9,056,588
Range Resources Corp.	6,760		195,161
Schlumberger Ltd.	84,129		4,336,850
Southwestern Energy Co.	36,590	[a]	253,203
Targa Resources Corp.	22,185		1,650,342
The Williams Companies	24,340		844,598
Valero Energy Corp.	69,452		9,280,176
			84,251,454
Food & Staples Retailing - .5%
BJ's Wholesale Club Holdings Inc.	3,610	[a]	271,616
Casey's General Stores Inc.	3,018		733,434
Grocery Outlet Holding Corp.	96,094	[a]	2,908,765
Performance Food Group Co.	6,090	[a]	371,368
The Kroger Company	25,875		1,272,791
US Foods Holding Corp.	117,333	[a]	4,292,041
			9,850,015
Food, Beverage & Tobacco - 1.6%
Brown-Forman Corp., Cl. B	21,662		1,581,759
Bunge Ltd.	14,775		1,549,011
Coca-Cola Europacific Partners PLC	37,110		1,970,170
Conagra Brands Inc.	191,535		7,274,499
Darling Ingredients Inc.	2,950	[a]	211,899
Freshpet Inc.	12,005	[a]	804,575
Ingredion Inc.	4,980		487,891
Keurig Dr. Pepper Inc.	64,496		2,494,060
Lamb Weston Holdings Inc.	12,021		1,044,625
McCormick & Co.	23,635		2,013,229
Molson Coors Beverage Co., Cl. B	99,461		5,481,296
The Hershey Company	10,259		2,412,609
The J.M. Smucker Company	1,779		273,984
Tyson Foods Inc., Cl. A	37,070		2,457,000
			30,056,607
Health Care Equipment & Services - 7.5%
ABIOMED Inc.	43,299	[a]	16,357,929
agilon health Inc.	7,080	[a,b]	124,325
Alcon Inc.	44,832	[a,b]	3,088,476
Align Technology Inc.	48,366	[a]	9,511,658
Amedisys Inc.	260	[a]	23,683
AmerisourceBergen Corp.	46,533		7,942,718
Centene Corp.	108,484	[a]	9,443,532

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Health Care Equipment & Services - 7.5% (continued)
Cigna Corp.	5,012		1,648,397
DaVita Inc.	7,420	[a]	547,077
Dentsply Sirona Inc.	9,281		280,843
DexCom Inc.	144,285	[a]	16,777,460
Encompass Health Corp.	120,758		7,061,928
Enhabit Inc.	985	[a]	14,095
Enovis Corp.	1,650	[a]	89,315
Envista Holdings Corp.	60,673	[a]	2,070,163
Guardant Health Inc.	7,525	[a]	393,858
HCA Healthcare Inc.	17,184		4,127,940
HealthEquity Inc.	19,403	[a]	1,231,702
Henry Schein Inc.	14,165	[a]	1,146,232
Humana Inc.	7,492		4,119,851
IDEXX Laboratories Inc.	23,949	[a]	10,199,161
Inspire Medical Systems Inc.	11,959	[a]	2,888,936
Insulet Corp.	13,577	[a]	4,064,546
Laboratory Corp. of America Holdings	28,928		6,962,970
Masimo Corp.	4,297	[a]	622,807
Molina Healthcare Inc.	5,124	[a]	1,725,609
Novocure Ltd.	4,967	[a,b]	381,664
Oak Street Health Inc.	9,045	[a]	195,553
Penumbra Inc.	1,981	[a]	415,039
Quest Diagnostics Inc.	11,282		1,712,946
R1 RCM Inc.	72,271	[a]	654,053
ResMed Inc.	14,829		3,413,636
Signify Health Inc., CI. A	12,670	[a]	362,615
Steris PLC	42,661		7,923,854
Tandem Diabetes Care Inc.	2,835	[a]	119,212
Teladoc Health Inc.	15,320	[a]	436,773
Tenet Healthcare Corp.	3,600	[a]	166,248
The Cooper Companies	16,993	[a]	5,375,736
Veeva Systems Inc., Cl. A	11,836	[a]	2,253,101
Zimmer Biomet Holdings Inc.	77,615		9,321,561
			145,197,202
Household & Personal Products - .5%
Church & Dwight Co.	82,547		6,758,123
Coty Inc., Cl. A	81,095	[a]	638,218
The Clorox Company	9,182		1,364,904
			8,761,245
Insurance - 3.3%
Aflac Inc.	25,981		1,868,813
American Financial Group Inc.	9,016		1,282,256
Aon PLC, Cl. A	13,174		4,061,281
Arch Capital Group Ltd.	133,264	[a]	7,983,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Insurance - 3.3% (continued)
Assurant Inc.	44,553		5,712,586
Assured Guaranty Ltd.	22,525		1,499,489
Brighthouse Financial Inc.	2,540	[a]	141,580
Cincinnati Financial Corp.	15,379		1,706,454
Everest Re Group Ltd.	20,240		6,839,906
Fidelity National Financial Inc.	27,130		1,094,967
First American Financial Corp.	6,095		333,092
Globe Life Inc.	25,696		3,082,492
Kemper Corp.	595		33,867
Lincoln National Corp.	27,325		1,064,035
Markel Corp.	3,584	[a]	4,748,227
Old Republic International Corp.	41,500		1,016,750
Principal Financial Group Inc.	27,955		2,507,004
Prudential Financial Inc.	6,660		719,480
Reinsurance Group of America Inc.	44,971		6,493,812
RenaissanceRe Holdings Ltd.	7,979	[b]	1,507,313
The Allstate Corp.	11,766		1,575,467
The Hanover Insurance Group Inc.	1,750		257,775
The Hartford Financial Services Group Inc.	53,110		4,056,011
The Travelers Companies	6,546		1,242,496
Unum Group	25,415		1,072,005
W.R. Berkley Corp.	35,182		2,683,683
			64,584,687
Materials - 4.0%
Albemarle Corp.	8,230		2,287,858
Alcoa Corp.	76,690		3,844,470
Ashland Inc.	9,860		1,103,038
Avery Dennison Corp.	23,870		4,614,787
Axalta Coating Systems Ltd.	91,286	[a]	2,450,116
Ball Corp.	17,905		1,004,112
Celanese Corp.	16,135		1,731,285
CF Industries Holdings Inc.	10,573		1,143,893
Cleveland-Cliffs Inc.	11,185	[a,b]	173,144
Corteva Inc.	123,695		8,307,356
DuPont de Nemours Inc.	58,821		4,147,469
Eastman Chemical Co.	5,938		514,350
FMC Corp.	32,139		4,198,639
Freeport-McMoRan Inc.	109,688		4,365,582
Ginkgo Bioworks Holdings Inc.	62,840	[a]	125,052
Huntsman Corp.	35,805		994,663
International Flavors & Fragrances Inc.	12,210		1,292,062
LyondellBasell Industries NV, Cl. A	9,340		793,993
Martin Marietta Materials Inc.	6,915		2,534,209

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Materials - 4.0% (continued)
MP Materials Corp.	4,235	[a]	140,814
Newmont Corp.	155,099		7,362,550
Nucor Corp.	7,304		1,095,235
Olin Corp.	17,040		970,939
Packaging Corp. of America	11,102		1,508,651
PPG Industries Inc.	29,195		3,947,748
Reliance Steel & Aluminum Co.	5,670		1,198,014
Royal Gold Inc.	8,690	[b]	976,148
Sealed Air Corp.	23,140		1,231,742
Sonoco Products Co.	13,275		814,687
SSR Mining Inc.	12,320		186,771
Steel Dynamics Inc.	15,885		1,650,928
The Chemours Company	485		15,059
The Mosaic Company	27,740		1,423,062
United States Steel Corp.	10,865		285,641
Valvoline Inc.	81,849		2,699,380
Vulcan Materials Co.	36,269		6,649,196
WestRock Co.	16,176		613,394
			78,396,037
Media & Entertainment - 2.4%
Activision Blizzard Inc.	67,335	[a]	4,979,423
DISH Network Corp., Cl. A	7,700	[a]	123,585
Electronic Arts Inc.	12,723		1,663,914
Fox Corp., Cl. A	21,410	[a]	694,754
IAC Inc.	13,255	[a]	687,802
Liberty Broadband Corp., Cl. A	2,552	[a,b]	230,190
Liberty Broadband Corp., Cl. C	11,986	[a]	1,089,048
Liberty Media Corp-Liberty Formula One, Cl. C	122,048	[a]	7,437,605
Liberty Media Corp-Liberty SiriusXM, Cl. A	5,900	[a,b]	258,538
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	895,009
Live Nation Entertainment Inc.	59,861	[a]	4,355,486
Match Group Inc.	44,173	[a]	2,233,387
News Corporation, Cl. A	51,270		981,820
Nexstar Media Group Inc.	9,408		1,783,380
Omnicom Group Inc.	23,400		1,866,384
Paramount Global, Cl. B	27,976	[b]	561,758
Pinterest Inc., Cl. A	28,642		728,080
Playtika Holding Corp.	4,215	[a]	39,832
Roblox Corp., CI. A	28,080	[a,b]	892,102
Roku Inc.	2,880	[a]	170,986
Spotify Technology SA	26,859	[a]	2,133,142

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Media & Entertainment - 2.4% (continued)
Take-Two Interactive Software Inc.	25,735	[a]	2,719,932
The Interpublic Group of Companies	45,480		1,562,693
The Trade Desk Inc., Cl. A	73,672	[a]	3,841,258
TripAdvisor Inc.	3,505	[a]	71,467
Warner Bros Discovery Inc.	99,934	[a]	1,139,248
Warner Music Group Corp., Cl. A	120,639	[b]	4,134,299
ZoomInfo Technologies Inc.	2,205	[a]	63,063
			47,338,185
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
10X Genomics Inc., CI. A	32,263	[a]	1,247,288
Agilent Technologies Inc.	24,601		3,812,663
Alnylam Pharmaceuticals Inc.	7,849	[a]	1,731,411
Avantor Inc.	73,576	[a]	1,639,273
Biogen Inc.	3,048	[a]	930,158
Biohaven Ltd.	26,624	[a]	421,192
BioMarin Pharmaceutical Inc.	60,159	[a]	6,074,856
Bio-Techne Corp.	66,632		5,663,054
Catalent Inc.	72,427	[a]	3,630,766
Charles River Laboratories International Inc.	11,653	[a]	2,663,526
Elanco Animal Health Inc.	23,452	[a]	301,827
Exact Sciences Corp.	10,040	[a]	451,298
Horizon Therapeutics PLC	104,300	[a]	10,460,247
ICON PLC	25,513	[a]	5,496,521
Illumina Inc.	18,645	[a]	4,066,102
Incyte Corp.	14,730	[a]	1,173,539
Ionis Pharmaceuticals Inc.	14,275	[a]	582,277
IQVIA Holdings Inc.	17,056	[a]	3,718,549
Jazz Pharmaceuticals PLC	1,072	[a]	168,208
Mettler-Toledo International Inc.	1,938	[a]	2,848,007
Mirati Therapeutics Inc.	6,820	[a,b]	623,212
Moderna Inc.	7,666	[a]	1,348,526
Natera Inc.	10,390	[a]	427,237
Neurocrine Biosciences Inc.	82,649	[a]	10,501,382
Organon & Co.	4,730		123,075
Perrigo Co.	2,940		94,756
QIAGEN NV	11,846	[a]	586,851
Repligen Corp.	55,483	[a]	9,922,580
Sarepta Therapeutics Inc.	150,637	[a]	18,499,730
Seagen Inc.	8,113	[a]	984,837
Syneos Health Inc.	61,495	[a]	2,169,544
United Therapeutics Corp.	23,628	[a]	6,613,241
Viatris Inc.	127,074		1,401,626
Waters Corp.	5,380	[a]	1,864,708

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.8% (continued)
West Pharmaceutical Services Inc.	4,337		1,017,720
			113,259,787
Real Estate - 4.7%
Alexandria Real Estate Equities Inc.	27,773	[c]	4,321,757
American Homes 4 Rent, Cl. A	51,422	[c]	1,700,526
Americold Realty Trust Inc.	10,035	[c]	299,545
AvalonBay Communities Inc.	7,330	[c]	1,282,017
Brixmor Property Group Inc.	74,580	[c]	1,728,764
Camden Property Trust	19,110	[c]	2,299,506
CBRE Group Inc., Cl. A	102,620	[a]	8,168,552
Cousins Properties Inc.	69,844	[c]	1,842,485
CubeSmart	13,560	[c]	561,248
Digital Realty Trust Inc.	43,045	[c]	4,840,841
Equinix Inc.	5,324	[c]	3,677,021
Equity Lifestyle Properties Inc.	40,855	[c]	2,713,589
Equity Residential	114,933	[c]	7,454,554
Essex Property Trust Inc.	18,125	[c]	3,994,387
Extra Space Storage Inc.	15,240	[c]	2,448,916
Federal Realty Investment Trust	6,132	[c]	681,265
Healthcare Realty Trust Inc.	11,800	[c]	242,254
Healthpeak Properties Inc.	68,914	[c]	1,809,682
Highwoods Properties Inc.	11,635	[c]	346,723
Host Hotels & Resorts Inc.	64,354	[c]	1,218,865
Hudson Pacific Properties Inc.	18,080	[c]	209,005
Iron Mountain Inc.	8,705	[c]	472,943
Kilroy Realty Corp.	24,415	[c]	1,055,216
Kimco Realty Corp.	91,134	[c]	2,088,791
Lamar Advertising Co., Cl. A	37,716	[c]	3,776,880
Life Storage Inc.	11,322	[c]	1,217,002
Medical Properties Trust Inc.	41,940	[b,c]	550,253
Mid-America Apartment Communities Inc.	6,670	[c]	1,099,750
National Retail Properties Inc.	11,835	[c]	548,671
Omega Healthcare Investors Inc.	10,185	[b,c]	308,402
Park Hotels & Resorts Inc.	31,625	[c]	405,749
Prologis Inc.	20,219	[c]	2,381,596
Rayonier Inc.	24,799	[c]	889,788
Realty Income Corp.	34,746	[c]	2,191,430
Regency Centers Corp.	64,850	[c]	4,307,985
SBA Communications Corp.	1,796	[c]	537,543
Simon Property Group Inc.	12,817	[c]	1,530,862
SL Green Realty Corp.	13,204	[c]	554,040
Spirit Realty Capital Inc.	23,674	[c]	980,577

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Real Estate - 4.7% (continued)
STORE Capital Corp.	9,355	[c]	298,425
UDR Inc.	28,390	[c]	1,177,333
Ventas Inc.	22,565	[c]	1,049,949
VICI Properties Inc.	44,120	[c]	1,508,904
Vornado Realty Trust	17,940	[b,c]	453,703
Welltower Inc.	74,261	[c]	5,274,759
Weyerhaeuser Co.	27,897	[c]	912,511
WP Carey Inc.	2,300	[b,c]	181,240
Zillow Group Inc., Cl. C	89,760	[a,b]	3,409,085
			91,004,889
Retailing - 6.1%
Advance Auto Parts Inc.	5,581		842,675
AutoZone Inc.	4,153	[a]	10,710,587
Bath & Body Works Inc.	24,615		1,046,137
Best Buy Co.	19,821		1,690,731
Burlington Stores Inc.	48,447	[a,b]	9,480,109
CarMax Inc.	16,745	[a,b]	1,161,433
Chewy Inc., Cl. A	88,842	[a,b]	3,831,755
Dollar Tree Inc.	56,670	[a]	8,516,934
Doordash Inc., Cl. A	10,960	[a]	638,420
eBay Inc.	17,195		781,341
Etsy Inc.	33,912	[a,b]	4,479,436
Farfetch Ltd., Cl. A	167,757	[a]	1,425,934
Five Below Inc.	3,867	[a]	622,046
Genuine Parts Co.	7,796		1,429,241
Kohl's Corp.	23,050		739,444
LKQ Corp.	61,905		3,363,299
Macy's Inc.	12,020		282,470
Ollie's Bargain Outlet Holdings Inc.	134,186	[a]	8,171,927
O'Reilly Automotive Inc.	21,097	[a]	18,239,200
Pool Corp.	30,159		9,934,676
RH	162	[a,b]	46,466
Ross Stores Inc.	152,234		17,913,375
The Gap Inc.	26,140	[b]	380,076
Tractor Supply Co.	10,429		2,360,187
Ulta Beauty Inc.	18,410	[a]	8,557,704
Victoria's Secret & Co.	12,270	[a]	564,420
Wayfair Inc., Cl. A	8,160	[a,b]	298,982
Williams-Sonoma Inc.	7,545	[b]	882,010
			118,391,015
Semiconductors & Semiconductor Equipment - 1.9%
Enphase Energy Inc.	7,907	[a]	2,534,905
Entegris Inc.	2,000		154,580
First Solar Inc.	7,971	[a]	1,375,237

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
GlobalFoundries Inc.	1,025	[a,b]	65,959
KLA Corp.	3,781		1,486,500
Lattice Semiconductor Corp.	8,295	[a]	604,125
Microchip Technology Inc.	73,084		5,787,522
Monolithic Power Systems Inc.	6,286		2,401,001
NVIDIA Corp.	22,756		3,850,998
NXP Semiconductors NV	12,759		2,243,543
ON Semiconductor Corp.	14,995	[a]	1,127,624
Qorvo Inc.	48,642	[a]	4,827,718
Skyworks Solutions Inc.	86,883		8,307,752
Universal Display Corp.	2,257		254,183
Wolfspeed Inc.	10,420	[a]	947,386
			35,969,033
Software & Services - 11.7%
Affirm Holdings Inc.	6,210	[a,b]	86,443
Akamai Technologies Inc.	13,505	[a]	1,281,084
Ansys Inc.	40,585	[a]	10,320,765
Aspen Technology Inc.	1,961	[a]	452,010
Bill.com Holdings Inc.	36,898	[a]	4,443,257
Black Knight Inc.	14,860	[a]	921,171
BlackLine Inc.	56,894	[a]	3,851,155
Block Inc.	113,917	[a]	7,720,155
Broadridge Financial Solutions Inc.	58,231		8,682,824
Cadence Design Systems Inc.	36,747	[a]	6,321,954
CCC Intelligent Solutions Holdings Inc.	12,390	[a]	113,988
Ceridian HCM Holding Inc.	8,290	[a]	567,368
Check Point Software Technologies Ltd.	27,261	[a]	3,621,079
Cloudflare Inc., Cl. A	8,925	[a]	438,574
Cognizant Technology Solutions Corp., Cl. A	38,892		2,419,471
Confluent Inc., Cl. A	8,230	[a,b]	189,537
Coupa Software Inc.	9,315	[a]	589,081
CrowdStrike Holdings Inc., CI. A	11,321	[a]	1,331,916
Datadog Inc., Cl. A	13,693	[a]	1,037,656
DigitalOcean Holdings Inc.	54,958	[a,b]	1,639,397
DocuSign Inc.	34,185	[a]	1,609,088
Dolby Laboratories Inc., Cl. A	47,340		3,544,346
DoubleVerify Holdings Inc.	8,840	[a]	231,608
DXC Technology Co.	15,730	[a]	466,709
Dynatrace Inc.	12,410	[a]	480,887
Elastic NV	3,420	[a]	209,270
EPAM Systems Inc.	24,087	[a]	8,877,986
Euronet Worldwide Inc.	96,686	[a]	8,986,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Software & Services - 11.7% (continued)
EVERTEC Inc.	28,722		969,942
Fair Isaac Corp.	4,896	[a]	3,034,149
Fiserv Inc.	70,577	[a]	7,365,416
Five9 Inc.	1,800	[a]	115,398
FLEETCOR Technologies Inc.	2,689	[a]	527,582
Fortinet Inc.	32,830	[a]	1,745,243
Gartner Inc.	35,770	[a]	12,532,735
Gen Digital Inc.	94,178		2,162,327
Global Payments Inc.	138,068		14,328,697
Globant SA	482	[a]	90,317
HubSpot Inc.	39,927	[a]	12,099,079
Informatica Inc., Cl. A	4,680	[a,b]	80,402
Intuit Inc.	28,417		11,582,485
Jack Henry & Associates Inc.	8,174		1,547,747
Jamf Holding Corp.	1,700	[a]	36,176
Kyndryl Holdings Inc.	33,080	[a]	387,367
MongoDB Inc.	3,612	[a]	551,516
nCino Inc.	5,510	[a]	143,921
NCR Corp.	10,020	[a]	239,177
New Relic Inc.	7,695	[a]	432,998
Nutanix Inc., Cl. A	13,010	[a]	367,663
Okta Inc.	8,922	[a]	475,721
Palantir Technologies Inc., Cl. A	37,405	[a,b]	280,538
Paychex Inc.	23,210		2,878,736
Paycom Software Inc.	10,148	[a]	3,441,187
Paycor HCM Inc.	7,610	[a]	220,081
Paylocity Holding Corp.	471	[a]	102,598
Pegasystems Inc.	2,285		82,831
Procore Technologies Inc.	3,250	[a]	159,153
PTC Inc.	1,786	[a]	227,197
RingCentral Inc., Cl. A	6,825	[a]	252,935
Roper Technologies Inc.	30,183		13,247,017
SentinelOne Inc., Cl. A	6,195	[a]	89,828
ServiceNow Inc.	19,438	[a]	8,092,039
Shift4 Payments Inc., Cl. A	215	[a]	9,963
Shopify Inc., Cl. A	212,929	[a]	8,704,538
Smartsheet Inc., Cl. A	6,930	[a]	213,028
Splunk Inc.	92,868	[a]	7,213,986
SS&C Technologies Holdings Inc.	145,055		7,798,157
Synopsys Inc.	6,218	[a]	2,111,260
Toast Inc., Cl. A	18,225	[a]	334,611
Twilio Inc., Cl. A	131,973	[a]	6,469,316
Tyler Technologies Inc.	22,561	[a]	7,732,557
UiPath Inc., Cl. A	1,490	[a]	18,580

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Software & Services - 11.7% (continued)
Unity Software Inc.	14,382	[a,b]	568,233
Verisign Inc.	8,605	[a]	1,719,365
WEX Inc.	2,217	[a]	374,983
Zoom Video Communications Inc., CI. A	20,507	[a]	1,546,843
Zscaler Inc.	9,450	[a]	1,261,102
			226,402,463
Technology Hardware & Equipment - 4.6%
Amphenol Corp., Cl. A	260,920		20,985,796
Arista Networks Inc.	7,460	[a]	1,039,178
CDW Corp.	3,923		740,035
Cognex Corp.	41,068		2,044,365
Coherent Corp.	3,080	[a]	112,944
Corning Inc.	16,580		565,875
F5 Inc.	6,940	[a]	1,072,993
Flex Ltd.	65,203	[a]	1,433,162
Hewlett Packard Enterprise Co.	15,995		268,396
HP Inc.	43,360		1,302,534
IPG Photonics Corp.	1,820	[a]	165,675
Jabil Inc.	15,780		1,139,158
Keysight Technologies Inc.	93,992	[a]	17,002,213
Lumentum Holdings Inc.	50,518	[a]	2,775,459
Motorola Solutions Inc.	12,702		3,457,484
NetApp Inc.	54,206		3,664,868
Nokia OYJ, ADR	1,304,925		6,433,280
Pure Storage Inc., Cl. A	27,470	[a]	801,849
TE Connectivity Ltd.	43,673		5,508,039
Trimble Inc.	136,567	[a]	8,159,878
Viasat Inc.	3,600	[a,b]	122,724
Western Digital Corp.	164,101	[a]	6,030,712
Zebra Technologies Corp., Cl. A	16,235	[a]	4,387,996
			89,214,613
Telecommunication Services - .0%
Frontier Communications Parent Inc.	3,035	[a]	78,212
Lumen Technologies Inc.	38,540		210,814
			289,026
Transportation - 1.4%
Alaska Air Group Inc.	63,322	[a]	3,003,996
American Airlines Group Inc.	39,040	[a]	563,347
Avis Budget Group Inc.	1,039	[a]	232,320
Copa Holdings SA, Cl. A	7,614	[a]	667,215
Expeditors International of Washington Inc.	44,611		5,177,553
Hertz Global Holdings Inc.	11,110	[a,b]	191,092
J.B. Hunt Transport Services Inc.	21,880		4,023,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Transportation - 1.4% (continued)
JetBlue Airways Corp.	93,690	[a]	745,772
Landstar System Inc.	23,602		4,082,674
Lyft Inc., Cl. A	258,273	[a]	2,897,823
Norfolk Southern Corp.	14,576		3,738,744
Ryder System Inc.	8,455		790,458
United Airlines Holdings Inc.	34,750	[a]	1,534,907
			27,649,414
Utilities - 4.2%
Ameren Corp.	47,300		4,224,836
American Electric Power Co.	30,643		2,966,242
American Water Works Co.	22,414		3,401,549
CenterPoint Energy Inc.	256,687		7,985,533
CMS Energy Corp.	33,765		2,062,029
Constellation Energy Corp.	146,433		14,075,140
DTE Energy Co.	37,550		4,356,175
Edison International	11,110		740,593
Entergy Corp.	51,839		6,027,321
Essential Utilities Inc.	5,800		279,792
Eversource Energy	43,050		3,567,123
Exelon Corp.	123,191		5,096,412
FirstEnergy Corp.	65,491		2,700,849
IDACORP Inc.	1,090		120,478
NiSource Inc.	42,260		1,180,744
NRG Energy Inc.	32,600		1,383,870
Pinnacle West Capital Corp.	22,280		1,744,970
PPL Corp.	182,015		5,373,083
Public Service Enterprise Group Inc.	12,840		777,462
The AES Corp.	65,445		1,892,669
UGI Corp.	11,375		439,644
Vistra Energy Corp.	226,778		5,517,509
WEC Energy Group Inc.	20,550		2,037,327
Xcel Energy Inc.	42,585		2,990,319
			80,941,669
Total Common Stocks (cost $983,826,679)			1,844,245,191

Exchange-Traded Funds - 1.8%
Registered Investment Companies - 1.8%
iShares Russell Mid-Cap Growth ETF	286,100	[b]	25,520,120
SPDR S&P MidCap 400 ETF Trust	19,041	[b]	8,958,410
Total Exchange-Traded Funds (cost $31,700,173)			34,478,530

	1-Day Yield (%)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $49,446,227)	3.94	49,446,227	[d]	49,446,227

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $39,797,697)	3.94	39,797,697	[d]	39,797,697
Total Investments (cost $1,104,770,776)		101.6%		1,967,967,645
Liabilities, Less Cash and Receivables		(1.6%)		(31,394,471)
Net Assets		100.0%		1,936,573,174

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $75,008,464 and the value of the collateral was $75,105,974, consisting of cash collateral of $39,797,697 and U.S. Government & Agency securities valued at $35,308,277. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,844,245,191	-	-	1,844,245,191
Exchange-Traded Funds	34,478,530	-	-	34,478,530
Investment Companies	89,243,924	-	-	89,243,924

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $863,196,870, consisting of $912,328,253 gross unrealized appreciation and $49,131,383 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.